Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest Income
Interest on loans, including fees	$ 11,530,000	$ 10,231,000
Interest and dividends on investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	595,000	357,000
Total Interest Income	12,125,000	10,588,000
Interest Expense
Interest on deposits	3,264,000	2,681,000
Interest on Federal Home Loan Bank short-term borrowings	197,000	101,000
Interest on Federal Home Loan Bank long-term borrowings	352,000	220,000
Interest on subordinated debt	7,000
Total Interest Expense	3,820,000	3,002,000
Net Interest Income	8,305,000	7,586,000
Provision for Loan Losses	415,000	284,000
Net Interest Income after Provision for Loan Losses	7,890,000	7,302,000
Non-Interest Income
Insurance commissions	430,000	389,000
Income from bank-owned life insurance	80,000	86,000
Net gain on the sale of residential mortgage loans	2,120,000	2,094,000
Gain on the sale of SBA loans	105,000	48,000
Gain (loss) on sales and write-downs of other real estate owned	63,000	(68,000)
Total Non-Interest Income, net	3,947,000	3,442,000
Non-Interest Expense
Salaries and employee benefits	6,407,000	5,478,000
Directors’ fees and expenses	208,000	204,000
Occupancy and equipment	601,000	573,000
Data processing	398,000	331,000
Professional fees	365,000	367,000
FDIC deposit insurance assessment	186,000	174,000
Other real estate owned expenses	20,000	14,000
Advertising	217,000	195,000
Amortization of other intangible	48,000	49,000
Other	716,000	687,000
Total Non-Interest Expense	9,166,000	8,072,000
Income before Income Taxes	2,671,000	2,672,000
Income Taxes	667,000	1,205,000
Net Income	$ 2,004,000	$ 1,467,000
Earnings per share – basic (in dollars per share)	$ 1.04	$ 0.79
Average shares outstanding - basic (in shares)	1,923,491	1,857,457
Earnings per share - diluted (in dollars per share)	$ 1.01	$ 0.74
Average shares outstanding - diluted (in shares)	1,982,998	1,994,832
Mortgage Banking and Abstract Fees [Member]
Non-Interest Income
Non-interest revenue	$ 826,000	$ 730,000
Real Estate Sales Commissions [Member]
Non-Interest Income
Non-interest revenue	192,000	99,000
Other Fees and Services Fees [Member]
Non-Interest Income
Non-interest revenue	$ 131,000	$ 64,000